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JESSICA HOWELL jessica.howell@dechert.com +1 617 728 7133 Direct +1 617 426 6567 Fax

February 12, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)
File Nos. 333-35883 and 811-08361
Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 60 (the “Amendment”) to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 61 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This Amendment is being filed for the primary purpose of incorporating certain changes to the investment policies, as well as changing the name of the Goldman Sachs Government Money Market Fund (formerly the Goldman Sachs Money Market Fund) (the “Fund”) which could be construed as material. Notification of these changes has been, or will be, provided to the Fund’s shareholders.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes relating to the Fund’s principal investment strategy and risks. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7133.

Sincerely,

/s/ Jessica Howell

Jessica Howell